EARNINGS PER SHARE AND DISTRIBUTIONS (Computations of Basic and Diluted EPS) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average shares outstanding
Class A shares outstanding									207,907,352	233,117,423	210,467,733
Fully vested restricted Class A share units with dividend equivalent rights									1,379,649	2,207,612	3,194,380
Fully vested restricted Class A shares									1,016,240	921,261	737,309
Total weighted average shares outstanding	208,607,680	208,014,692	207,783,751	216,934,917	240,684,662	239,404,587	237,426,903	227,287,102	210,303,241	236,246,296	214,399,422
Basic net income (loss) per Class A share
Net Income (Loss) Attributable to Class A Shareholders									$ 100,966	$ 200,447	$ 78,284
Dilution in earnings due to RPUs treated as a participating security of Fortress Operating Group and fully vested restricted Class A share units with dividend equivalent rights treated as outstanding Fortress Operating Group units									0	0	(14,240)
Dividend equivalents declared on, and undistributed earnings allocated to, non-vested restricted Class A shares and restricted Class A share units									(1,296)	(3,365)	(1,063)
Net income (loss) available to Class A shareholders									99,670	197,082	62,981
Total weighted average shares outstanding	208,607,680	208,014,692	207,783,751	216,934,917	240,684,662	239,404,587	237,426,903	227,287,102	210,303,241	236,246,296	214,399,422
Basic net income (loss) per Class A share (in dollars per share)	$ 0.28	$ 0.03	$ 0.15	$ 0.01	$ 0.59	$ 0.17	$ (0.01)	$ 0.06	$ 0.47	$ 0.83	$ 0.29
Weighted average shares outstanding
Class A shares outstanding									207,907,352	233,117,423	210,467,733
Fully vested restricted Class A share units with dividend equivalent rights									1,379,649	2,207,612	3,194,380
Fully vested restricted Class A shares									1,016,240	921,261	737,309
Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares									231,162,793	251,969,075	302,044,370
Class A restricted shares and Class A restricted share units granted to employees and directors (eligible for dividend and dividend equivalent payments)									4,670,736	2,318,202	1,697,705
Class A restricted share units granted to employees (not eligible for dividend and dividend equivalent payments)									9,017,366	10,097,850	6,758,635
Weighted average shares outstanding	449,618,855	220,792,711	444,566,847	229,033,778	503,803,432	502,091,166	237,426,903	496,294,600	455,154,136	500,631,423	524,900,132
Diluted net income (loss) per Class A share
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Dilution in earnings due to RPUs treated as a participating security of Fortress Operating Group and fully vested restricted Class A share units with dividend equivalent rights treated as outstanding Fortress Operating Group units									0	0	(14,240)
Dividend equivalents declared on, and undistributed earnings allocated to, non-vested restricted Class A shares and restricted Class A share units									(1,296)	(3,365)	(1,063)
Add back Principals’ and others’ interests in income of Fortress Operating Group, net of assumed income taxes at enacted rates, attributable to Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares									97,751	196,272	79,687
Net income (loss) available to Class A shareholders									197,421	393,354	142,668
Weighted average shares outstanding	449,618,855	220,792,711	444,566,847	229,033,778	503,803,432	502,091,166	237,426,903	496,294,600	455,154,136	500,631,423	524,900,132
Diluted net income (loss) per Class A share (in dollars per share)	$ 0.23	$ 0.02	$ 0.12	$ 0.01	$ 0.49	$ 0.12	$ (0.01)	$ 0.05	$ 0.43	$ 0.79	$ 0.27
Weighted average restricted Class A share units									13,310,978	15,321,401	18,419,024
Number of FOG units, along with each class B share, which are exchangeable for one Class A share	1								1
Number of Class A shares for which each Fortress Operating Group unit may be exchanged	1								1
Class A Shares [Member]
Basic net income (loss) per Class A share
Net Income (Loss) Attributable to Class A Shareholders	60,668	6,075	31,199	3,024	145,813	42,381	(2,076)	14,329	100,966	200,447	78,284
Diluted net income (loss) per Class A share
Net Income (Loss) Attributable to Class A Shareholders	$ 60,668	$ 6,075	$ 31,199	$ 3,024	$ 145,813	$ 42,381	$ (2,076)	$ 14,329	$ 100,966	$ 200,447	$ 78,284